Nature of Operations, Basis of Presentation and Going Concern (Details Narrative) - USD ($)						3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 11, 2018	Jan. 17, 2018	Jan. 02, 2018	Feb. 16, 2017	Jan. 10, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Stock issued during period for acquisition, shares		5,000	5,000
Acquisition price per share		$ 0.60	$ 0.60
Net loss						$ 176,774	$ 11,568	$ 7,562	$ 209,011	$ 36,468	$ 65,953
Working capital deficit						167,541			167,541		61,270
Accumulated deficit						$ 292,460		$ 7,562	$ 292,460		$ 83,449
Global Institute of Vocational Education Pty Ltd [Member]
Cash consideration paid to unrelated party	$ 60,598
Officer and Director [Member]
Number of common shares cancelled					19,500,000
Number of common stock issued				5,000,000	5,000,000